SCHEDULE OF OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Receivables And Prepaid Expenses
Deposits	$ 13,001	$ 15,546	$ 68,433
Prepaid expenses	38,796	9,490	50,221
Employees’ social insurance	10,268	10,124	13,839
Others	11,588	7,471	10,788
Total	$ 73,653	$ 42,631	$ 143,281